Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
April 30, 2025
T09-NPRT3-0625
1.9584818.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
		Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 12.2%
Alternative Carriers – 1.5%
Anterix, Inc. (a)		11,839	$353,394
AST SpaceMobile, Inc. (a)		185,866	4,313,950
Cogent Communications Holdings, Inc.		54,040	2,937,074
Globalstar, Inc. (a)		58,296	1,120,449
Iridium Communications, Inc.		118,965	2,870,626
Liberty Global Ltd. Class C (a)		178,639	2,025,766
Liberty Global Ltd. Class A (a)		189,831	2,078,650
Liberty Latin America Ltd. Class A (a)		33,108	179,445
Liberty Latin America Ltd. Class C (a)		154,520	849,860
Lumen Technologies, Inc. (a)		1,118,009	3,957,752
			20,686,966
Cable & Satellite – 0.3%
EchoStar Corp. Class A (a)		161,651	3,633,914
Integrated Telecommunication Services – 10.4%
AT&T, Inc.		2,407,651	66,691,933
Frontier Communications Parent, Inc. (a)		245,460	8,897,925
IDT Corp. Class B		24,634	1,237,858
Shenandoah Telecommunications Co.		54,083	602,485
Verizon Communications, Inc.		1,476,984	65,075,915
			142,506,116
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES	166,826,996
ENTERTAINMENT – 22.1%
Interactive Home Entertainment – 5.2%
Electronic Arts, Inc.		154,582	22,428,302
ROBLOX Corp. Class A (a)		345,920	23,193,936
Take-Two Interactive Software, Inc. (a)		106,370	24,818,249
			70,440,487
Movies & Entertainment – 16.9%
AMC Entertainment Holdings, Inc. Class A (a)		441,025	1,177,537
Atlanta Braves Holdings, Inc. Class C (a)		50,130	1,998,182
Atlanta Braves Holdings, Inc. Class A (a)		8,299	360,592
Cinemark Holdings, Inc.		127,854	3,824,113
IMAX Corp. (a)		52,108	1,267,788
Liberty Media Corp.-Liberty Formula One Class C (a)		179,580	15,923,359
Liberty Media Corp.-Liberty Live Class C (a)		55,381	3,960,295
Liberty Media Corp.-Liberty Live Class A (a)		23,611	1,652,298

		Shares	Value

Lions Gate Entertainment Corp. Class A (a)		53,497	$475,053
Lions Gate Entertainment Corp. Class B (a)		154,635	1,233,987
Live Nation Entertainment, Inc. (a)		143,157	18,961,145
Madison Square Garden Entertainment Corp. (a)		45,972	1,491,332
Madison Square Garden Sports Corp. (a)		18,074	3,480,510
Marcus Corp.		26,879	438,396
Netflix, Inc. (a)		67,624	76,531,433
Roku, Inc. (a)		147,405	10,050,073
Sphere Entertainment Co. (a)		30,286	825,293
TKO Group Holdings, Inc.		83,272	13,565,842
Vivid Seats, Inc. Class A (a)		68,424	192,271
Walt Disney Co.		621,494	56,524,879
Warner Bros Discovery, Inc. (a)		1,903,849	16,506,371
			230,440,749
TOTAL ENTERTAINMENT	300,881,236
INTERACTIVE MEDIA & SERVICES – 46.6%
Interactive Media & Services – 46.6%
Alphabet, Inc. Class C		826,770	133,019,025
Alphabet, Inc. Class A		1,069,981	169,912,983
Angi, Inc. (a)		46,566	533,646
Bumble, Inc. Class A (a)		87,551	369,465
Cargurus, Inc. (a)		97,114	2,715,307
Cars.com, Inc. (a)		71,104	827,651
EverQuote, Inc. Class A (a)		31,166	739,881
fuboTV, Inc. (a)		392,092	1,176,276
Grindr, Inc. (a)		30,742	675,402
IAC, Inc. (a)		88,681	3,098,514
Match Group, Inc.		276,626	8,204,727
MediaAlpha, Inc. Class A (a)		41,399	347,752
Meta Platforms, Inc. Class A		488,916	268,414,884
Nextdoor Holdings, Inc. (a)		224,204	329,580
Pinterest, Inc. Class A (a)		440,798	11,161,005
QuinStreet, Inc. (a)		62,081	1,087,659
Reddit, Inc. Class A (a)		75,629	8,816,073
Rumble, Inc. (a)		75,562	583,339
Shutterstock, Inc.		28,172	449,625
Snap, Inc. Class A (a)		1,237,710	9,852,172
Taboola.com Ltd. (a)		185,779	548,048
TripAdvisor, Inc. (a)		131,662	1,639,192
Trump Media & Technology Group Corp. (a)		100,316	2,461,755
Vimeo, Inc. (a)		173,390	873,886
Yelp, Inc. (a)		72,678	2,549,544
Ziff Davis, Inc. (a)		49,414	1,459,195
ZipRecruiter, Inc. Class A (a)		75,378	388,950

Quarterly Report	2

Common Stocks – continued
		Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Interactive Media & Services – continued
ZoomInfo Technologies, Inc. (a)		298,992	$2,559,371
TOTAL INTERACTIVE MEDIA & SERVICES	634,794,907
MEDIA – 14.4%
Advertising – 3.3%
Advantage Solutions, Inc. (a)		111,249	149,074
Boston Omaha Corp. Class A (a)		26,747	415,381
Clear Channel Outdoor Holdings, Inc. (a)		282,717	278,250
Ibotta, Inc. Class A (a)		8,018	391,278
Integral Ad Science Holding Corp. (a)		93,935	664,120
Interpublic Group of Cos., Inc.		431,997	10,851,765
Magnite, Inc. (a)		162,655	1,933,968
Omnicom Group, Inc.		183,539	13,978,330
PubMatic, Inc. Class A (a)		45,584	445,356
Stagwell, Inc. (a)		107,663	600,759
TechTarget, Inc. (a)		33,043	263,353
Thryv Holdings, Inc. (a)		46,177	632,625
Trade Desk, Inc. Class A (a)		262,432	14,074,228
			44,678,487
Broadcasting – 2.7%
Fox Corp. Class A		257,790	12,835,364
Fox Corp. Class B		163,920	7,579,661
Nexstar Media Group, Inc.		34,178	5,115,079
Paramount Global Class B		689,957	8,100,095
Sinclair, Inc.		39,773	572,731
TEGNA, Inc.		187,016	3,035,270
			37,238,200
Cable & Satellite – 6.6%
Altice USA, Inc. Class A (a)		243,445	603,744
Cable One, Inc.		5,188	1,386,597
Charter Communications, Inc. Class A (a)		56,011	21,948,470
Comcast Corp. Class A		1,397,413	47,791,525
Liberty Broadband Corp. Class A (a)		19,087	1,699,697
Liberty Broadband Corp. Class C (a)		135,057	12,207,802
Sirius XM Holdings, Inc.		236,019	5,055,527
			90,693,362

		Shares	Value

Publishing – 1.8%
Gannett Co., Inc. (a)		153,382	$490,822
John Wiley & Sons, Inc. Class A		49,490	2,159,744
New York Times Co. Class A		179,767	9,358,670
News Corp. Class A		439,409	11,916,772
Scholastic Corp.		28,729	517,984
			24,443,992
TOTAL MEDIA	197,054,041
WIRELESS TELECOMMUNICATION SERVICES – 4.1%
Wireless Telecommunication Services – 4.1%
GCI Liberty, Inc. (a)		40,953	0
Gogo, Inc. (a)		73,424	555,820
Telephone & Data Systems, Inc.		116,812	4,379,282
T-Mobile U.S., Inc.		200,413	49,491,990
U.S. Cellular Corp. (a)		18,066	1,240,412
TOTAL WIRELESS TELECOMMUNICATION SERVICES	55,667,504
TOTAL COMMON STOCKS (Cost $1,151,112,202)			1,355,224,684
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $2,950,000)		2,950,000	2,950,000
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $1,154,062,202)	1,358,174,684
NET OTHER ASSETS (LIABILITIES) (c) – 0.4%	5,493,663
NET ASSETS – 100.0%	$1,363,668,347

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $628,737 of cash collateral to cover margin requirements for futures contracts.
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Communication Service Select Sector Index Contracts (United States)	66	June 2025	$8,280,525	$77,749	$77,749
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	4

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6